Note Related party transactions (Related party transactions with affiliated company - Equity Method - Additional Information) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Mar. 31, 2013	Sep. 30, 2011
Related Party Transaction
Investment in equity investees			$ 228,072	$ 215,349
Earnings from investments under the equity method			$ 38,000	34,100
PRLP 2011 Holding, LLC
Related Party Transaction
Equity Method Investment Ownership Percentage			24.90%					24.90%
Dividends from subsidiaries			$ 400	1,000
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction
Equity Method Investment Ownership Percentage			24.90%				24.90%
Equity Method Investment Distributions			$ 2,000	7,100
Equity Method Investment Dividends				700
EVERTEC Inc.
Related Party Transaction
Equity Method Investment Ownership Percentage			16.10%
Proportionate Share Of The Cumulative Impact Of The Evertec Restatement			$ 2,200
Investment in equity investees			60,591	47,532
Earnings from investments under the equity method			15,551	11,583	$ 11,223
Dividends from subsidiaries			1,200	3,500
EVERTEC Inc. | Corporate Joint Venture [Member]
Related Party Transaction
Line of Credit Facility, Maximum Borrowing Capacity			$ 19,000
BHD LEON
Related Party Transaction
Equity Method Investment Ownership Percentage			15.84%
Investment in equity investees			$ 143,500	135,000
Line of Credit Facility, Maximum Borrowing Capacity				40,000	50,000
Line Of Credit				40,000	$ 25,000
Earnings from investments under the equity method			27,200	24,800
Dividends from subsidiaries			$ 12,600	11,800
Credit facility repayment		$ 40,000
Grupo Financiero Leon SA Panama shareholder of BHD Leon
Related Party Transaction
Line of Credit Facility, Maximum Borrowing Capacity						$ 8,000
Credit facility extended to GFL by BHD International Panama affiliate of BHD leon
Related Party Transaction
Line of Credit Facility, Maximum Borrowing Capacity				$ 8,000
Credit facility repayment	$ 8,000